Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income taxes
Schedule of amounts recognised in profit or loss

	Six months ended 30 June
US$ thousand	2023	2022
Current income tax expense	—	—
	—	—

Deferred tax expense/(benefit)
Origination and reversal of temporary differences	(1,469)	—
	(1,469)	—
Total income tax expense/(benefit)	(1,469)	—

Summary of reconciliation of income tax expense

	Six months ended 30 June
US$ thousand	2023	2022
Profit/(loss) before income tax for the period	(33,732)	(11,767)
Total tax expense/(benefit)	(1,469)	—
Profit/(loss) after income tax	(32,263)	(11,767)

Tax using the statutory rate of 30% (2022 – 0%)	—	—
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 – Cayman Island 0%)	(10,120)	—
Tax rate differential	8,471
Non-deductible expenses	180	—
Income tax expense/(benefit)	(1,469)	—

Schedule of movement in deferred tax balances

		Acquired
		through	Recognised
	Net balance	business	in profit or	Net balance	Deferred tax	Deferred tax
US$ thousand	at 1 January 2023	combination	loss	at 30 June 2023	assets	liabilities
Inventories	—	491	(4,896)	(4,405)	—	(4,405)
Property, plant and equipment	—	(154,903)	(4,320)	(159,223)	—	(159,223)
Lease liability	—	151	4,723	4,874	4,874	—
Provisions	—	11,320	235	11,555	11,555	—
Tax losses	—	—	5,833	5,833	5,833	—
Other	—	—	(106)	(106)	—	(106)
Net tax assets/(liabilities)	—	(142,941)	1,469	(141,472)	22,262	(163,734)